Leases (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Lease liabilities beginning		R$ 3,344	R$ 3,205
New lease agreements			1,728
Remeasurement		262	(429)
Interest accrued		227	266
Payment of Interest			(266)
Payment of principal		(1,400)	(1,160)
Lease liabilities ending		2,433	3,344	3,205
Right of use asset beginning		2,976	2,780
New lease agreements			1,728
Remeasurement	[1]	211	(411)
Depreciation		(1,081)	(1,121)
Right of use asset ending		2,106	2,976	R$ 2,780
Depreciation charge of ROU during the year		1,081	1,121
Interest expense (included in finance cost)		227	266
Expense relating to short-term leases and low value assets			304
Total		R$ 1,308	R$ 1,691

[1]	Refers to a discount obtained by reducing leased space in the Company's headquarters in 2021.